UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740
         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $105,582 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     7760   303709 SH       SOLE                   303709        0        0
BRE PROPERTIES INC             CL A             05564E106     5396   163131 SH       SOLE                   163131        0        0
CBL & ASSOC PPTYS INC          COM              124830100     7512   776841 SH       SOLE                   776841        0        0
COUSINS PPTYS INC              COM              222795106    10777  1412463 SH       SOLE                  1412463        0        0
DUKE REALTY CORP               COM NEW          264411505     8333   684684 SH       SOLE                   684684        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     5239   103814 SH       SOLE                   103814        0        0
HEALTH CARE REIT INC           COM              42217K106      861    19423 SH       SOLE                    19423        0        0
MACERICH CO                    COM              554382101      750    20868 SH       SOLE                    20868        0        0
MACK CALI RLTY CORP            COM              554489104     5614   162400 SH       SOLE                   162400        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     5919   168241 SH       SOLE                   168241        0        0
POST PPTYS INC                 COM              737464107     5932   302643 SH       SOLE                   302643        0        0
REGENCY CTRS CORP              COM              758849103     9438   269200 SH       SOLE                   269200        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      914    90600 SH       SOLE                    90600        0        0
SPDR TR                        UNIT SER 1       78462F103    23213   208300 SH       SOLE                   208300        0        0
TAUBMAN CTRS INC               COM              876664103     4539   126400 SH       SOLE                   126400        0        0
UDR INC                        COM              902653104     3385   205926 SH       SOLE                   205926        0        0